Dividends (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Dividends to Shareholders

	2020			2019			2018
	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m
Interim dividend in respect of the current year	16.57	335	241	16.08	450	94	15.49	346	176
Special dividend	—	—	—	—	—	—	84.375	3,171	—
Final dividend in respect of the prior year	31.26	557	517	30.44	710	319	29.10	970	33
	47.83	892	758	46.52	1,160	413	128.965	4,487	209